[ING STATIONERY]

December 21, 2012

United States Securities and Exchange Commission
100 F Street N.E., Room 1580
Washington, DC 20549

Re:	File Nos. 333-109622, 811-02513
Prospectus Name: ING Flexible Income Annuity

Dear Commissioners:

Please be advised that in lieu of filing a copy of the ING Flexible Income Annuity Prospectus and Statement of Additional Information under Rule 497(c) of the Securities Act of 1933 (the
“1933 Act”) for certain fixed/variable group or individual immediate annuity contracts, we hereby certify the following pursuant to Rule 497(j) of the 1933 Act:

(1)	The form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act would not have differed from that contained in the most recent registration statement or amendment; and
(2)	The text of the most recent registration statement or amendment has been filed electronically.

Please do not hesitate to contact me should you have any questions or comments.

Sincerely,

/s/ Nicholas Morinigo
Nicholas Morinigo
Counsel

ING Life Insurance and Annuity Company
1475 Dunwoody Drive
West Chester, PA 19380

Tel:	(610) 425-3447
Fax:	(610) 425-3520